Earnings per share - basic earnings per share (Details) - EUR (€) € / shares in Units, shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Net profit attributable to owners of the parent	€ 6,622	€ 3,608	€ 3,491
Weighted average number of shares outstanding (in shares)	1,564,114	1,548,439	1,535,988
Basic earnings per share (in EUR per share)	€ 4.23	€ 2.33	€ 2.27
Net profit from continuing operations attributable to owners of the parent	€ 2,694	€ 3,323	€ 3,281
Basic earnings per share from continuing operations (in EUR per share)	€ 1.72	€ 2.15	€ 2.14
Net profit from discontinued operations attributable to owners of the parent	€ 3,928	€ 285	€ 210
Basic earnings per share from discontinued operations (in EUR per share)	€ 2.51	€ 0.18	€ 0.14